N-2 - $ / shares		12 Months Ended
		Mar. 31, 2026	Apr. 01, 2025
Cover [Abstract]
Entity Central Index Key		0002066313
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		599 FUND LLC
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The 599 Fund LLC (the “Fund”) is registered as a closed-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund was organized as a Delaware limited liability company on January 14, 2025, and issues common units of limited liability company interest (“Units”) solely in private placement transactions. The Fund’s investment objective is to generate current income and long-term capital appreciation. The Fund is classified as non-diversified under the 1940 Act, and commenced operations on December 1, 2025. These Consolidated Notes to Financial Statements reflect information for the period December 1, 2025, through March 31, 2026.

Risk Factors [Table Text Block]	INVESTMENT RISKS

This section discusses certain common principal risks encountered by the Fund. The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that realization of one risk is likely to have a greater adverse impact than another risk.

General Risks

General Economic Conditions and Recent Events

Difficult global credit market conditions have adversely affected the market values of equity, fixed-income, hard assets, and other securities and these circumstances may continue or even deteriorate further. The short- and longer-term impact of these events is uncertain, but could have a material effect on general economic conditions, consumer and business confidence and market liquidity. Investments made by the Fund are expected to be sensitive to the performance of the overall economy. A negative impact on economic fundamentals and consumer and business confidence would likely increase market volatility and reduce liquidity, both of which could have a material adverse effect on the performance of the Fund and these or similar events may affect the ability of the Fund to execute its strategy. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund from its banks, dealers and other counterparties is typically reduced during market disruptions. Market disruptions caused by unexpected political, military, pandemics and terrorist events may cause dramatic losses for the Fund, and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

No Operating History

The Fund is a new company with no operating history. Investors must rely on the Adviser to implement the Fund’s investment policies, to evaluate all of the Fund’s investment opportunities and to structure the terms of the Fund’s investments rather than evaluating the Fund’s investments in advance. Because investors are not able to thoroughly evaluate the Fund’s investments in advance of acquiring Units, the offering of Units may entail more risk than other types of offerings. This additional risk may hinder investors’ ability to achieve their own personal investment objectives related to portfolio diversification, risk-adjusted investment returns and other objectives. Additionally, the results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objectives are not indicative of the results that the Fund may achieve. The Fund expects to have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.

The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. The Adviser anticipates that it could take some time to invest substantially all of the capital expected to be raised due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments. In order to comply with the RIC diversification requirements during the startup period, the Fund may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which may earn yields substantially lower than the interest, dividend or other income that the Fund seeks to receive in respect of suitable portfolio investments. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested.

Units Not Listed; No Market for Units

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their equity investments on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Units for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Units in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Competition for Investment Opportunities

The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

Substantial Repurchases

Substantial requests for the Fund to repurchase Units as a result of tender offers could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Units.

Liquidity and Valuation

The Fund expects to invest in securities which are subject to legal or other restrictions on transfer or for which no liquid market exists. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the counter (“OTC”) markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated securities and unrated subordinated securities may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past. For these reasons, among others, calculating the fair market value of the Fund’s holdings may be difficult. If market quotations for the Fund’s investments are not readily available, the Adviser may seek to value the Fund’s investments by testing possible sales prices for such investments with at least one potential investor or, if there are market makers, by obtaining quotations and may sell investments through such pricing mechanism. Should no quotes be available for a particular investment, the Fund will determine the fair market value of such investment in good faith. Illiquid securities are subject to wide spreads. Fair valuation is not exact, and prices can vary significantly from one period to the next.

The Fund’s Investments, Investment Activities and Related Risks

Direct Lending

The Fund expects that it may invest a portion of its assets in directly originated senior secured loans, including unitranche loans, of performing middle market companies (“Senior Secured Loans”). A performing middle market company is one that the Adviser believes is generating sufficient cash flow to meet its ongoing debt service obligations, is in compliance with its material credit agreements, and is not in material financial distress at the time of investment.

The value of such loans is volatile and may fluctuate due to a variety of factors that are inherently difficult to predict and are outside the control of the Adviser, including prevailing credit spreads, general economic conditions, financial market conditions, domestic or international economic or political events, developments or trends in any particular industry, changes in interest rates, or the financial condition of the obligors of the Fund’s assets. In particular, the market for senior secured loans to middle market companies has experienced periods of volatility in the supply and demand for such loans, resulting in volatility in, among other things, spreads, interest rate floors, purchase price discounts, leverage, covenants, structure, and other terms. Because the loans are privately syndicated and loan agreements are privately negotiated and customized, loans are not purchased or sold as easily as publicly traded securities. In addition, historically the trading volume in the loan market, especially in the middle market, has been small relative to the high-yield debt securities market.

The obligors of the Senior Secured Loans are expected to primarily be privately owned middle market businesses. There is generally no publicly available information about these businesses. Some obligors may not meet net income, cash flow and other coverage tests typically imposed by lenders. Numerous factors may affect an obligor’s ability to repay its related obligations, including the failure to meet its business plan, a downturn in its industry or continuing negative economic conditions. A deterioration in an obligor’s financial condition and prospects may be accompanied by deterioration in the collateral securing the Fund’s assets or the recurring revenue of the obligor. Such deterioration might impair the ability of such obligor to obtain refinancing or force it to seek to have the Fund’s asset restructured.

Senior Secured Loans are generally considered speculative in nature and may end up in default for a variety of reasons. A defaulted asset may become subject to either substantial workout negotiations or a restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal, and a substantial change in the terms, conditions and covenants with respect to such defaulted asset. In addition, such negotiations or restructuring may be quite extensive, protracted and costly over time, and therefore may result in substantial uncertainty with respect to the ultimate recovery on such defaulted asset. The liquidity of a defaulted asset will be limited, and to the extent that a defaulted asset is sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon.

There can be no assurance as to the levels of defaults or the amount or timing of recoveries that may be experienced with respect to the Fund’s assets. Any increase in default levels or decrease in recovery rates, or delays in receipt of recoveries, could adversely affect distributions, if any, to the Fund.

There can be no assurance that the Adviser will correctly evaluate the nature and magnitude of the various factors that could negatively affect the value or performance of Senior Secured Loans. These risks could be exacerbated to the extent that the portfolio is concentrated in one or more particular types of assets.

Limited Number of Investments

The Fund could make a limited number of investments. One risk of having a limited number of investments is that the aggregate returns realized by investors may be substantially adversely affected by the unfavorable performance of even a single investment. The Adviser expects to generally use an opportunistic approach to investing, which may result in the Fund’s investments being concentrated in a particular issuer, industry, security, structure or geographic region and its investments will become more susceptible to fluctuations in value resulting from adverse economic and/or business conditions with respect thereto. These risks may be further pronounced in cases where an investment is secured by a relatively small or less diverse pool of underlying assets. Certain geographic regions and/or industries may be more adversely affected by economic pressures when compared to other geographic regions and/or industries.

Following its initial investment in a given portfolio company, the Fund may have the opportunity to increase its investment in such portfolio company. There is no assurance that the Fund will make follow-on investments or that the Fund will have sufficient funds to make all or any such investments. Any decision by the Fund not to make follow-on investments or its inability to make such investments may have a substantial negative effect on a portfolio company in need of such an investment, may result in a lost opportunity for the Fund to increase its participation in a successful portfolio company, may result in the Fund’s investment in the relevant portfolio company becoming diluted and in circumstances where the follow-on investment is offered at a discount to market value, may result in a loss of value for the Fund.

Loans

Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods, which expose the Fund to the risk that the receipt of principal and interest payments may be delayed until the loan interest settles.

Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. In the event the borrower defaults, the access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral. The collateral may be difficult to sell and the Fund would bear the risk that the collateral may decline in value.

The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor.

In general, the secondary trading market for loans is not well developed. No active trading market may exist for certain senior secured loans. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Secured Debt

Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the borrower to raise additional capital. Also, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements.

In some circumstances, the Fund’s security interest could be subordinated to claims of other creditors. In addition, any deterioration in a borrower’s financial condition and prospects, including any inability on its part to raise additional capital, may result in the deterioration in the value of the related collateral. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the investment terms or at all, or that the Fund will be able to collect on the investment should the Fund be forced to enforce its remedies. Moreover, the security for the Fund’s investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Secured debt usually includes restrictive covenants, which must be maintained by the borrower. The Fund may have an obligation with respect to certain senior secured term loan investments to make additional loans, including delayed draw term loans and revolving facilities, upon demand by the borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such interests, while having a stated term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a senior loan to be shorter than its stated maturity.

Secured debt typically will be secured by pledges of collateral from the borrower in the form of tangible and intangible assets. In some instances, the Fund may invest in secured debt that is secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.

Lower Credit Quality Loans

There are no restrictions on the credit quality of the loans that may be held in the Fund’s portfolio. Loans arranged or purchased by the Fund may be deemed to have substantial vulnerability to default in payment of interest and/or principal. Certain of the loans which the Fund may acquire have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than higher quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.

Non-Performing Loans

The Fund may invest in non-performing and sub-performing loans that often involve workout negotiations, restructuring and the possibility of foreclosure. These processes are often lengthy and expensive. In addition, the Fund’s investments may include securities and debt obligations of financially distressed issuers, including companies involved in bankruptcy or other reorganization and liquidation proceedings. As a result, the Fund’s investments may be subject to additional bankruptcy related risks and returns on such investments may not be realized for a considerable period of time.

Unsecured Loans

The Fund may make unsecured loans to borrowers, meaning that such loans will not benefit from any interest in collateral of such borrowers. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured loan obligations after payment in full of all secured loan obligations. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims generally would rank equally with the unpaid portion of such secured creditors’ claims against the borrower’s remaining assets, if any.

Lack of Liquidity

The Fund’s investment portfolio will, to a significant extent, consist of investments in private companies. The Fund may take large positions in portfolio companies relative to the trading volume or overall market capitalization of such companies. Such positions may at times prove more difficult to sell in a timely or efficient manner and could thus impair the Fund’s ability to realize portfolio gains fully or at all or limit losses. Moreover, there may be no readily available market for the Fund’s investments. Adverse market conditions may further limit or delay opportunities for liquidity.

Maturity

A significant portion of the Fund’s assets will consist of loans for which most or all of the principal is due at maturity. The ability of the obligor(s) under such loan to make such a large payment upon maturity typically depends upon its ability to refinance the loan prior to maturity. The ability of an obligor to consummate a refinancing will be affected by many factors, including the availability of financing at acceptable rates to such obligor, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the obligor and related businesses, tax laws and prevailing general economic conditions. Additionally, middle market obligors generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from more traditional sources, such as commercial banks. Consequently, such obligor may not have the ability to repay the loan at maturity and, unless it is able to refinance such loan, it could default in payment at maturity, which could result in losses to the Fund.

Significant numbers of obligors are expected to need to refinance their debt over the next few years, and significant numbers of collateralized loan obligation transactions (historically an important source of funding for loans) have reached or are close to reaching the end of their reinvestment periods or the final maturities of their own debt. As a result, there could be significant pressure on the ability of obligors to refinance their debt over the next few years unless a significant volume of new collateralized loan obligation transactions or other sources of funding develop. If such sources of funding do not develop, significant defaults in the Fund’s assets could occur, and there could be downward pressure on the prices and markets for debt instruments, including assets held by the Fund.

Mezzanine Debt

The Fund may invest in mezzanine debt. Investments in mezzanine debt securities of highly leveraged companies involve a high degree of risk. Highly leveraged companies are inherently more sensitive to adverse business or financial developments or economic factors, including declines in company revenues, increases in company expenses, rising interest rates, downturns in the economy, increasing competition, and deteriorating industry conditions. In addition, mezzanine debt securities typically are subordinated to substantial amounts of senior debt, all or a significant portion of which may be secured, which means that distributions to mezzanine holders are available only after satisfaction of claims of senior creditors. While the mezzanine investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of such investments and may benefit from cross-default provisions and security over the assets of the issuer, some or all of such terms may not be part of particular investments.

Second Lien Loans

The Fund may invest in loans that are secured by a second lien on assets. Second lien loans have been a developed market for a relatively short period of time, and there is limited historical data on the performance of second lien loans in adverse economic circumstances. In addition, second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, which may limit their ability to amend their loan documents, assign its loans, accept prepayments, exercise its remedies (through “standstill periods”) and control decisions made in bankruptcy proceedings relating to borrowers, which can materially affect recoveries.

Private Investment Funds

The Fund may invest in Private Investment Funds. As a result, the Fund as an investor in these funds will not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such Private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally will not have withdrawal rights and will not be able to be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon a private equity fund’s liquidation, the Fund may receive securities that are illiquid or difficult to value. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Closed-End Fund Risk

The Fund may invest in closed-end funds. Closed-end funds are subject to various risks, including management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund’s portfolio during periods of market turmoil and as investors’ perceptions regarding closed-end funds or their underlying investments change.

Units of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Certain closed-end funds may employ the use of leverage in their portfolios through the issuance of preferred stock. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks, including the likelihood of increased volatility and the possibility that the closed-end fund’s common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises. In addition, closed-end funds are subject to their own annual fees and expenses, including a management fee. Such fees reduce the potential benefits associated with owning a closed-end fund and are in addition to the Fund’s expenses.

NAV Per Share	[1]	$ 25.65	$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		3,703,760
General Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks

General Economic Conditions and Recent Events

Difficult global credit market conditions have adversely affected the market values of equity, fixed-income, hard assets, and other securities and these circumstances may continue or even deteriorate further. The short- and longer-term impact of these events is uncertain, but could have a material effect on general economic conditions, consumer and business confidence and market liquidity. Investments made by the Fund are expected to be sensitive to the performance of the overall economy. A negative impact on economic fundamentals and consumer and business confidence would likely increase market volatility and reduce liquidity, both of which could have a material adverse effect on the performance of the Fund and these or similar events may affect the ability of the Fund to execute its strategy. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund from its banks, dealers and other counterparties is typically reduced during market disruptions. Market disruptions caused by unexpected political, military, pandemics and terrorist events may cause dramatic losses for the Fund, and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

No Operating History

The Fund is a new company with no operating history. Investors must rely on the Adviser to implement the Fund’s investment policies, to evaluate all of the Fund’s investment opportunities and to structure the terms of the Fund’s investments rather than evaluating the Fund’s investments in advance. Because investors are not able to thoroughly evaluate the Fund’s investments in advance of acquiring Units, the offering of Units may entail more risk than other types of offerings. This additional risk may hinder investors’ ability to achieve their own personal investment objectives related to portfolio diversification, risk-adjusted investment returns and other objectives. Additionally, the results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objectives are not indicative of the results that the Fund may achieve. The Fund expects to have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.

The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. The Adviser anticipates that it could take some time to invest substantially all of the capital expected to be raised due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments. In order to comply with the RIC diversification requirements during the startup period, the Fund may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which may earn yields substantially lower than the interest, dividend or other income that the Fund seeks to receive in respect of suitable portfolio investments. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested.

Units Not Listed; No Market for Units

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their equity investments on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Units for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Units in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Competition for Investment Opportunities

The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

Substantial Repurchases

Substantial requests for the Fund to repurchase Units as a result of tender offers could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Units.

Liquidity and Valuation

The Fund expects to invest in securities which are subject to legal or other restrictions on transfer or for which no liquid market exists. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the counter (“OTC”) markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated securities and unrated subordinated securities may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past. For these reasons, among others, calculating the fair market value of the Fund’s holdings may be difficult. If market quotations for the Fund’s investments are not readily available, the Adviser may seek to value the Fund’s investments by testing possible sales prices for such investments with at least one potential investor or, if there are market makers, by obtaining quotations and may sell investments through such pricing mechanism. Should no quotes be available for a particular investment, the Fund will determine the fair market value of such investment in good faith. Illiquid securities are subject to wide spreads. Fair valuation is not exact, and prices can vary significantly from one period to the next.

General Economic Conditions and Recent Events [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic Conditions and Recent Events

Difficult global credit market conditions have adversely affected the market values of equity, fixed-income, hard assets, and other securities and these circumstances may continue or even deteriorate further. The short- and longer-term impact of these events is uncertain, but could have a material effect on general economic conditions, consumer and business confidence and market liquidity. Investments made by the Fund are expected to be sensitive to the performance of the overall economy. A negative impact on economic fundamentals and consumer and business confidence would likely increase market volatility and reduce liquidity, both of which could have a material adverse effect on the performance of the Fund and these or similar events may affect the ability of the Fund to execute its strategy. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. The financing available to the Fund from its banks, dealers and other counterparties is typically reduced during market disruptions. Market disruptions caused by unexpected political, military, pandemics and terrorist events may cause dramatic losses for the Fund, and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

No Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History

The Fund is a new company with no operating history. Investors must rely on the Adviser to implement the Fund’s investment policies, to evaluate all of the Fund’s investment opportunities and to structure the terms of the Fund’s investments rather than evaluating the Fund’s investments in advance. Because investors are not able to thoroughly evaluate the Fund’s investments in advance of acquiring Units, the offering of Units may entail more risk than other types of offerings. This additional risk may hinder investors’ ability to achieve their own personal investment objectives related to portfolio diversification, risk-adjusted investment returns and other objectives. Additionally, the results of any other businesses or companies that have or have had an investment objective which is similar to, or different from, the Fund’s investment objectives are not indicative of the results that the Fund may achieve. The Fund expects to have a different investment portfolio from other businesses or companies. Accordingly, the Fund’s results may differ from and are independent of the results obtained by such businesses or companies. Moreover, past performance is no assurance of future returns.

The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that the Fund will not achieve its investment objectives and that the value of investors’ investments could decline substantially or that investors’ investments could become worthless. The Adviser anticipates that it could take some time to invest substantially all of the capital expected to be raised due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments. In order to comply with the RIC diversification requirements during the startup period, the Fund may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which may earn yields substantially lower than the interest, dividend or other income that the Fund seeks to receive in respect of suitable portfolio investments. The Fund may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions expected to be paid when the Fund’s portfolio is fully invested.

Units Not Listed; No Market for Units [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Units Not Listed; No Market for Units

The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their equity investments on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Units for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Units in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.

Competition for Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investment Opportunities

The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than the Fund is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.

Substantial Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Substantial Repurchases

Substantial requests for the Fund to repurchase Units as a result of tender offers could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable in order to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Units.

Liquidity and Valuation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity and Valuation

The Fund expects to invest in securities which are subject to legal or other restrictions on transfer or for which no liquid market exists. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the counter (“OTC”) markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated securities and unrated subordinated securities may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past. For these reasons, among others, calculating the fair market value of the Fund’s holdings may be difficult. If market quotations for the Fund’s investments are not readily available, the Adviser may seek to value the Fund’s investments by testing possible sales prices for such investments with at least one potential investor or, if there are market makers, by obtaining quotations and may sell investments through such pricing mechanism. Should no quotes be available for a particular investment, the Fund will determine the fair market value of such investment in good faith. Illiquid securities are subject to wide spreads. Fair valuation is not exact, and prices can vary significantly from one period to the next.

The Fund’s Investments, Investment Activities and Related Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Fund’s Investments, Investment Activities and Related Risks

Direct Lending

The Fund expects that it may invest a portion of its assets in directly originated senior secured loans, including unitranche loans, of performing middle market companies (“Senior Secured Loans”). A performing middle market company is one that the Adviser believes is generating sufficient cash flow to meet its ongoing debt service obligations, is in compliance with its material credit agreements, and is not in material financial distress at the time of investment.

The value of such loans is volatile and may fluctuate due to a variety of factors that are inherently difficult to predict and are outside the control of the Adviser, including prevailing credit spreads, general economic conditions, financial market conditions, domestic or international economic or political events, developments or trends in any particular industry, changes in interest rates, or the financial condition of the obligors of the Fund’s assets. In particular, the market for senior secured loans to middle market companies has experienced periods of volatility in the supply and demand for such loans, resulting in volatility in, among other things, spreads, interest rate floors, purchase price discounts, leverage, covenants, structure, and other terms. Because the loans are privately syndicated and loan agreements are privately negotiated and customized, loans are not purchased or sold as easily as publicly traded securities. In addition, historically the trading volume in the loan market, especially in the middle market, has been small relative to the high-yield debt securities market.

The obligors of the Senior Secured Loans are expected to primarily be privately owned middle market businesses. There is generally no publicly available information about these businesses. Some obligors may not meet net income, cash flow and other coverage tests typically imposed by lenders. Numerous factors may affect an obligor’s ability to repay its related obligations, including the failure to meet its business plan, a downturn in its industry or continuing negative economic conditions. A deterioration in an obligor’s financial condition and prospects may be accompanied by deterioration in the collateral securing the Fund’s assets or the recurring revenue of the obligor. Such deterioration might impair the ability of such obligor to obtain refinancing or force it to seek to have the Fund’s asset restructured.

Senior Secured Loans are generally considered speculative in nature and may end up in default for a variety of reasons. A defaulted asset may become subject to either substantial workout negotiations or a restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal, and a substantial change in the terms, conditions and covenants with respect to such defaulted asset. In addition, such negotiations or restructuring may be quite extensive, protracted and costly over time, and therefore may result in substantial uncertainty with respect to the ultimate recovery on such defaulted asset. The liquidity of a defaulted asset will be limited, and to the extent that a defaulted asset is sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon.

There can be no assurance as to the levels of defaults or the amount or timing of recoveries that may be experienced with respect to the Fund’s assets. Any increase in default levels or decrease in recovery rates, or delays in receipt of recoveries, could adversely affect distributions, if any, to the Fund.

There can be no assurance that the Adviser will correctly evaluate the nature and magnitude of the various factors that could negatively affect the value or performance of Senior Secured Loans. These risks could be exacerbated to the extent that the portfolio is concentrated in one or more particular types of assets.

Limited Number of Investments

The Fund could make a limited number of investments. One risk of having a limited number of investments is that the aggregate returns realized by investors may be substantially adversely affected by the unfavorable performance of even a single investment. The Adviser expects to generally use an opportunistic approach to investing, which may result in the Fund’s investments being concentrated in a particular issuer, industry, security, structure or geographic region and its investments will become more susceptible to fluctuations in value resulting from adverse economic and/or business conditions with respect thereto. These risks may be further pronounced in cases where an investment is secured by a relatively small or less diverse pool of underlying assets. Certain geographic regions and/or industries may be more adversely affected by economic pressures when compared to other geographic regions and/or industries.

Following its initial investment in a given portfolio company, the Fund may have the opportunity to increase its investment in such portfolio company. There is no assurance that the Fund will make follow-on investments or that the Fund will have sufficient funds to make all or any such investments. Any decision by the Fund not to make follow-on investments or its inability to make such investments may have a substantial negative effect on a portfolio company in need of such an investment, may result in a lost opportunity for the Fund to increase its participation in a successful portfolio company, may result in the Fund’s investment in the relevant portfolio company becoming diluted and in circumstances where the follow-on investment is offered at a discount to market value, may result in a loss of value for the Fund.

Loans

Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods, which expose the Fund to the risk that the receipt of principal and interest payments may be delayed until the loan interest settles.

Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. In the event the borrower defaults, the access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral. The collateral may be difficult to sell and the Fund would bear the risk that the collateral may decline in value.

The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor.

In general, the secondary trading market for loans is not well developed. No active trading market may exist for certain senior secured loans. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Secured Debt

Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the borrower to raise additional capital. Also, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements.

In some circumstances, the Fund’s security interest could be subordinated to claims of other creditors. In addition, any deterioration in a borrower’s financial condition and prospects, including any inability on its part to raise additional capital, may result in the deterioration in the value of the related collateral. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the investment terms or at all, or that the Fund will be able to collect on the investment should the Fund be forced to enforce its remedies. Moreover, the security for the Fund’s investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Secured debt usually includes restrictive covenants, which must be maintained by the borrower. The Fund may have an obligation with respect to certain senior secured term loan investments to make additional loans, including delayed draw term loans and revolving facilities, upon demand by the borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such interests, while having a stated term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a senior loan to be shorter than its stated maturity.

Secured debt typically will be secured by pledges of collateral from the borrower in the form of tangible and intangible assets. In some instances, the Fund may invest in secured debt that is secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.

Lower Credit Quality Loans

There are no restrictions on the credit quality of the loans that may be held in the Fund’s portfolio. Loans arranged or purchased by the Fund may be deemed to have substantial vulnerability to default in payment of interest and/or principal. Certain of the loans which the Fund may acquire have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than higher quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.

Non-Performing Loans

The Fund may invest in non-performing and sub-performing loans that often involve workout negotiations, restructuring and the possibility of foreclosure. These processes are often lengthy and expensive. In addition, the Fund’s investments may include securities and debt obligations of financially distressed issuers, including companies involved in bankruptcy or other reorganization and liquidation proceedings. As a result, the Fund’s investments may be subject to additional bankruptcy related risks and returns on such investments may not be realized for a considerable period of time.

Unsecured Loans

The Fund may make unsecured loans to borrowers, meaning that such loans will not benefit from any interest in collateral of such borrowers. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured loan obligations after payment in full of all secured loan obligations. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims generally would rank equally with the unpaid portion of such secured creditors’ claims against the borrower’s remaining assets, if any.

Lack of Liquidity

The Fund’s investment portfolio will, to a significant extent, consist of investments in private companies. The Fund may take large positions in portfolio companies relative to the trading volume or overall market capitalization of such companies. Such positions may at times prove more difficult to sell in a timely or efficient manner and could thus impair the Fund’s ability to realize portfolio gains fully or at all or limit losses. Moreover, there may be no readily available market for the Fund’s investments. Adverse market conditions may further limit or delay opportunities for liquidity.

Maturity

A significant portion of the Fund’s assets will consist of loans for which most or all of the principal is due at maturity. The ability of the obligor(s) under such loan to make such a large payment upon maturity typically depends upon its ability to refinance the loan prior to maturity. The ability of an obligor to consummate a refinancing will be affected by many factors, including the availability of financing at acceptable rates to such obligor, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the obligor and related businesses, tax laws and prevailing general economic conditions. Additionally, middle market obligors generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from more traditional sources, such as commercial banks. Consequently, such obligor may not have the ability to repay the loan at maturity and, unless it is able to refinance such loan, it could default in payment at maturity, which could result in losses to the Fund.

Significant numbers of obligors are expected to need to refinance their debt over the next few years, and significant numbers of collateralized loan obligation transactions (historically an important source of funding for loans) have reached or are close to reaching the end of their reinvestment periods or the final maturities of their own debt. As a result, there could be significant pressure on the ability of obligors to refinance their debt over the next few years unless a significant volume of new collateralized loan obligation transactions or other sources of funding develop. If such sources of funding do not develop, significant defaults in the Fund’s assets could occur, and there could be downward pressure on the prices and markets for debt instruments, including assets held by the Fund.

Mezzanine Debt

The Fund may invest in mezzanine debt. Investments in mezzanine debt securities of highly leveraged companies involve a high degree of risk. Highly leveraged companies are inherently more sensitive to adverse business or financial developments or economic factors, including declines in company revenues, increases in company expenses, rising interest rates, downturns in the economy, increasing competition, and deteriorating industry conditions. In addition, mezzanine debt securities typically are subordinated to substantial amounts of senior debt, all or a significant portion of which may be secured, which means that distributions to mezzanine holders are available only after satisfaction of claims of senior creditors. While the mezzanine investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of such investments and may benefit from cross-default provisions and security over the assets of the issuer, some or all of such terms may not be part of particular investments.

Second Lien Loans

The Fund may invest in loans that are secured by a second lien on assets. Second lien loans have been a developed market for a relatively short period of time, and there is limited historical data on the performance of second lien loans in adverse economic circumstances. In addition, second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, which may limit their ability to amend their loan documents, assign its loans, accept prepayments, exercise its remedies (through “standstill periods”) and control decisions made in bankruptcy proceedings relating to borrowers, which can materially affect recoveries.

Private Investment Funds

The Fund may invest in Private Investment Funds. As a result, the Fund as an investor in these funds will not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such Private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally will not have withdrawal rights and will not be able to be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon a private equity fund’s liquidation, the Fund may receive securities that are illiquid or difficult to value. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Closed-End Fund Risk

The Fund may invest in closed-end funds. Closed-end funds are subject to various risks, including management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund’s portfolio during periods of market turmoil and as investors’ perceptions regarding closed-end funds or their underlying investments change.

Units of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Certain closed-end funds may employ the use of leverage in their portfolios through the issuance of preferred stock. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks, including the likelihood of increased volatility and the possibility that the closed-end fund’s common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises. In addition, closed-end funds are subject to their own annual fees and expenses, including a management fee. Such fees reduce the potential benefits associated with owning a closed-end fund and are in addition to the Fund’s expenses.

Direct Lending [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Direct Lending

The Fund expects that it may invest a portion of its assets in directly originated senior secured loans, including unitranche loans, of performing middle market companies (“Senior Secured Loans”). A performing middle market company is one that the Adviser believes is generating sufficient cash flow to meet its ongoing debt service obligations, is in compliance with its material credit agreements, and is not in material financial distress at the time of investment.

The value of such loans is volatile and may fluctuate due to a variety of factors that are inherently difficult to predict and are outside the control of the Adviser, including prevailing credit spreads, general economic conditions, financial market conditions, domestic or international economic or political events, developments or trends in any particular industry, changes in interest rates, or the financial condition of the obligors of the Fund’s assets. In particular, the market for senior secured loans to middle market companies has experienced periods of volatility in the supply and demand for such loans, resulting in volatility in, among other things, spreads, interest rate floors, purchase price discounts, leverage, covenants, structure, and other terms. Because the loans are privately syndicated and loan agreements are privately negotiated and customized, loans are not purchased or sold as easily as publicly traded securities. In addition, historically the trading volume in the loan market, especially in the middle market, has been small relative to the high-yield debt securities market.

The obligors of the Senior Secured Loans are expected to primarily be privately owned middle market businesses. There is generally no publicly available information about these businesses. Some obligors may not meet net income, cash flow and other coverage tests typically imposed by lenders. Numerous factors may affect an obligor’s ability to repay its related obligations, including the failure to meet its business plan, a downturn in its industry or continuing negative economic conditions. A deterioration in an obligor’s financial condition and prospects may be accompanied by deterioration in the collateral securing the Fund’s assets or the recurring revenue of the obligor. Such deterioration might impair the ability of such obligor to obtain refinancing or force it to seek to have the Fund’s asset restructured.

Senior Secured Loans are generally considered speculative in nature and may end up in default for a variety of reasons. A defaulted asset may become subject to either substantial workout negotiations or a restructuring, which may entail, among other things, a substantial reduction in the interest rate, a substantial write-down of principal, and a substantial change in the terms, conditions and covenants with respect to such defaulted asset. In addition, such negotiations or restructuring may be quite extensive, protracted and costly over time, and therefore may result in substantial uncertainty with respect to the ultimate recovery on such defaulted asset. The liquidity of a defaulted asset will be limited, and to the extent that a defaulted asset is sold, it is highly unlikely that the proceeds from such sale will be equal to the amount of unpaid principal and interest thereon.

There can be no assurance as to the levels of defaults or the amount or timing of recoveries that may be experienced with respect to the Fund’s assets. Any increase in default levels or decrease in recovery rates, or delays in receipt of recoveries, could adversely affect distributions, if any, to the Fund.

There can be no assurance that the Adviser will correctly evaluate the nature and magnitude of the various factors that could negatively affect the value or performance of Senior Secured Loans. These risks could be exacerbated to the extent that the portfolio is concentrated in one or more particular types of assets.

Limited Number of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Number of Investments

The Fund could make a limited number of investments. One risk of having a limited number of investments is that the aggregate returns realized by investors may be substantially adversely affected by the unfavorable performance of even a single investment. The Adviser expects to generally use an opportunistic approach to investing, which may result in the Fund’s investments being concentrated in a particular issuer, industry, security, structure or geographic region and its investments will become more susceptible to fluctuations in value resulting from adverse economic and/or business conditions with respect thereto. These risks may be further pronounced in cases where an investment is secured by a relatively small or less diverse pool of underlying assets. Certain geographic regions and/or industries may be more adversely affected by economic pressures when compared to other geographic regions and/or industries.

Following its initial investment in a given portfolio company, the Fund may have the opportunity to increase its investment in such portfolio company. There is no assurance that the Fund will make follow-on investments or that the Fund will have sufficient funds to make all or any such investments. Any decision by the Fund not to make follow-on investments or its inability to make such investments may have a substantial negative effect on a portfolio company in need of such an investment, may result in a lost opportunity for the Fund to increase its participation in a successful portfolio company, may result in the Fund’s investment in the relevant portfolio company becoming diluted and in circumstances where the follow-on investment is offered at a discount to market value, may result in a loss of value for the Fund.

Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loans

Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods, which expose the Fund to the risk that the receipt of principal and interest payments may be delayed until the loan interest settles.

Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. In the event the borrower defaults, the access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral. The collateral may be difficult to sell and the Fund would bear the risk that the collateral may decline in value.

The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor.

In general, the secondary trading market for loans is not well developed. No active trading market may exist for certain senior secured loans. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Secured Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secured Debt

Secured debt holds the most senior position in the capital structure of a borrower. Secured debt in most circumstances is fully collateralized by assets of the borrower. Thus, it is generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common stockholders. However, there is a risk that the collateral securing the Fund’s loans may decrease in value over time, may be difficult to sell in a timely manner, may be difficult to appraise, and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the borrower to raise additional capital. Also, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements.

In some circumstances, the Fund’s security interest could be subordinated to claims of other creditors. In addition, any deterioration in a borrower’s financial condition and prospects, including any inability on its part to raise additional capital, may result in the deterioration in the value of the related collateral. Consequently, the fact that debt is secured does not guarantee that the Fund will receive principal and interest payments according to the investment terms or at all, or that the Fund will be able to collect on the investment should the Fund be forced to enforce its remedies. Moreover, the security for the Fund’s investments in secured debt may not be recognized for a variety of reasons, including the failure to make required filings by lenders, trustees or other responsible parties and, as a result, the Fund may not have priority over other creditors as anticipated.

Secured debt usually includes restrictive covenants, which must be maintained by the borrower. The Fund may have an obligation with respect to certain senior secured term loan investments to make additional loans, including delayed draw term loans and revolving facilities, upon demand by the borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such interests, while having a stated term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a senior loan to be shorter than its stated maturity.

Secured debt typically will be secured by pledges of collateral from the borrower in the form of tangible and intangible assets. In some instances, the Fund may invest in secured debt that is secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.

Lower Credit Quality Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lower Credit Quality Loans

There are no restrictions on the credit quality of the loans that may be held in the Fund’s portfolio. Loans arranged or purchased by the Fund may be deemed to have substantial vulnerability to default in payment of interest and/or principal. Certain of the loans which the Fund may acquire have large uncertainties or major risk exposures to adverse conditions, and may be considered to be predominantly speculative. Generally, such loans offer a higher return potential than higher quality loans, but involve greater volatility of price and greater risk of loss of income and principal. The market values of certain of these loans also tend to be more sensitive to changes in economic conditions than better quality loans.

Non-Performing Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Performing Loans

The Fund may invest in non-performing and sub-performing loans that often involve workout negotiations, restructuring and the possibility of foreclosure. These processes are often lengthy and expensive. In addition, the Fund’s investments may include securities and debt obligations of financially distressed issuers, including companies involved in bankruptcy or other reorganization and liquidation proceedings. As a result, the Fund’s investments may be subject to additional bankruptcy related risks and returns on such investments may not be realized for a considerable period of time.

Unsecured Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unsecured Loans

The Fund may make unsecured loans to borrowers, meaning that such loans will not benefit from any interest in collateral of such borrowers. Liens on such a borrower’s collateral, if any, will secure the borrower’s obligations under its outstanding secured debt and may secure certain future debt that is permitted to be incurred by the borrower under its secured loan agreements. The holders of obligations secured by such liens will generally control the liquidation of, and be entitled to receive proceeds from, any realization of such collateral to repay their obligations in full before the Fund. In addition, the value of such collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors. There can be no assurance that the proceeds, if any, from sales of such collateral would be sufficient to satisfy the Fund’s unsecured loan obligations after payment in full of all secured loan obligations. If such proceeds were not sufficient to repay the outstanding secured loan obligations, then the Fund’s unsecured claims generally would rank equally with the unpaid portion of such secured creditors’ claims against the borrower’s remaining assets, if any.

Lack of Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Liquidity

The Fund’s investment portfolio will, to a significant extent, consist of investments in private companies. The Fund may take large positions in portfolio companies relative to the trading volume or overall market capitalization of such companies. Such positions may at times prove more difficult to sell in a timely or efficient manner and could thus impair the Fund’s ability to realize portfolio gains fully or at all or limit losses. Moreover, there may be no readily available market for the Fund’s investments. Adverse market conditions may further limit or delay opportunities for liquidity.

Maturity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Maturity

A significant portion of the Fund’s assets will consist of loans for which most or all of the principal is due at maturity. The ability of the obligor(s) under such loan to make such a large payment upon maturity typically depends upon its ability to refinance the loan prior to maturity. The ability of an obligor to consummate a refinancing will be affected by many factors, including the availability of financing at acceptable rates to such obligor, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the obligor and related businesses, tax laws and prevailing general economic conditions. Additionally, middle market obligors generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from more traditional sources, such as commercial banks. Consequently, such obligor may not have the ability to repay the loan at maturity and, unless it is able to refinance such loan, it could default in payment at maturity, which could result in losses to the Fund.

Significant numbers of obligors are expected to need to refinance their debt over the next few years, and significant numbers of collateralized loan obligation transactions (historically an important source of funding for loans) have reached or are close to reaching the end of their reinvestment periods or the final maturities of their own debt. As a result, there could be significant pressure on the ability of obligors to refinance their debt over the next few years unless a significant volume of new collateralized loan obligation transactions or other sources of funding develop. If such sources of funding do not develop, significant defaults in the Fund’s assets could occur, and there could be downward pressure on the prices and markets for debt instruments, including assets held by the Fund.

Mezzanine Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mezzanine Debt

The Fund may invest in mezzanine debt. Investments in mezzanine debt securities of highly leveraged companies involve a high degree of risk. Highly leveraged companies are inherently more sensitive to adverse business or financial developments or economic factors, including declines in company revenues, increases in company expenses, rising interest rates, downturns in the economy, increasing competition, and deteriorating industry conditions. In addition, mezzanine debt securities typically are subordinated to substantial amounts of senior debt, all or a significant portion of which may be secured, which means that distributions to mezzanine holders are available only after satisfaction of claims of senior creditors. While the mezzanine investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking ahead of such investments and may benefit from cross-default provisions and security over the assets of the issuer, some or all of such terms may not be part of particular investments.

Second Lien Loans [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Second Lien Loans

The Fund may invest in loans that are secured by a second lien on assets. Second lien loans have been a developed market for a relatively short period of time, and there is limited historical data on the performance of second lien loans in adverse economic circumstances. In addition, second lien loan products are subject to intercreditor arrangements with the holders of first lien indebtedness, pursuant to which the second lien holders have waived many of the rights of a secured creditor, and some rights of unsecured creditors, which may limit their ability to amend their loan documents, assign its loans, accept prepayments, exercise its remedies (through “standstill periods”) and control decisions made in bankruptcy proceedings relating to borrowers, which can materially affect recoveries.

Private Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Investment Funds

The Fund may invest in Private Investment Funds. As a result, the Fund as an investor in these funds will not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such Private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally will not have withdrawal rights and will not be able to be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon a private equity fund’s liquidation, the Fund may receive securities that are illiquid or difficult to value. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Participations and Assignments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation
Closed-End Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Closed-End Fund Risk

The Fund may invest in closed-end funds. Closed-end funds are subject to various risks, including management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund’s portfolio during periods of market turmoil and as investors’ perceptions regarding closed-end funds or their underlying investments change.

Units of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Certain closed-end funds may employ the use of leverage in their portfolios through the issuance of preferred stock. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks, including the likelihood of increased volatility and the possibility that the closed-end fund’s common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises. In addition, closed-end funds are subject to their own annual fees and expenses, including a management fee. Such fees reduce the potential benefits associated with owning a closed-end fund and are in addition to the Fund’s expenses.

[1]	For the period December 1, 2025 (commencement of operations) to March 31, 2026.